                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                                -------------------

       This Amendment (Check only one.):  [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth (signature on file)     Boston, MA       August 13, 2010
------------------------------------------  -----------------  ----------------
              [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

Page 1 of 3   FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                 (SEC USE ONLY)

                                                                                                                  Item 8:
                                                                                  Item 6:                    Voting Authority
                                                                           Investment Discretion                 (Shares)
                                                                          ------------------------          -------------------
                                                                                    (b)
                                                                                  Shared-
                                                                 Item 5:             As            Item 7:
                                           Item 3:    Item 4:   Shares or         Defined    (c)   Managers
Item 1:                       Item 2:       CUSIP   Fair Market Principal  (a)       in    Shared-   See     (a)     (b)   (c)
Name of Issuer             Title of Class  Number      Value     Amount    Sole   Instr. V  Other  Instr. V  Sole   Shared None
--------------             -------------- --------- ----------- --------- ------- -------- ------- -------- ------- ------ ----
Berkshire Hathaway Hld B    Common Stock  084670207 11,370,486    139,910 139,910                           139,910
Berkshire Hathaway Inc.
  CL "A"                    Common Stock  084670108  1,320,000         11      11                                11
D R Horton Inc              Common Stock  23331A109  1,336,880    136,000 136,000                           136,000
Credit Acceptance
  Corporation               Common Stock  225310101  9,723,361    235,775 235,775                           235,775
Encana Corporation          Common Stock  292505104    318,570     10,500  10,500                            10,500
ETFS Metal Securities
  Austrailia LTD
  Redeemable Pref SHS       Common Stock  Q3635T113    371,228      3,068   3,068                             3,068
Diamonds Trust Ser 1        Common Stock  252787106    234,552      2,400   2,400                             2,400
Energy Recovery Inc.        Common Stock  29270J100    276,000     69,000  69,000                            69,000
Maxim Integrated Products   Common Stock  57772K101  6,206,830    371,000 371,000                           371,000
Ritchie Bros. Auction       Common Stock  767744105  1,594,250     87,500  87,500                            87,500
Gammon Gold Inc.            Common Stock  364915108    507,780     93,000  93,000                            93,000
Cisco Systems, Inc          Common Stock  17275R102    287,685     13,500  13,500                            13,500
G Check PT Software Ford    Common Stock  M22465104  1,556,544     52,800  52,800                            52,800
COLUMN TOTALS                                       35,104,166  1,214,464

Page 2 of 3   FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                 (SEC USE ONLY)

                                                                                                                  Item 8:
                                                                                  Item 6:                    Voting Authority
                                                                           Investment Discretion                 (Shares)
                                                                          ------------------------          -------------------
                                                                                    (b)
                                                                                  Shared-
                                                                 Item 5:             As            Item 7:
                                           Item 3:    Item 4:   Shares or         Defined    (c)   Managers
Item 1:                       Item 2:       CUSIP   Fair Market Principal  (a)       in    Shared-   See     (a)     (b)   (c)
Name of Issuer             Title of Class  Number      Value     Amount    Sole   Instr. V  Other  Instr. V  Sole   Shared None
--------------             -------------- --------- ----------- --------- ------- -------- ------- -------- ------- ------ ----
Barrick Gold Corporation    Common Stock  067901108  8,291,594   182,594  182,594                           182,594
Canadian Natural Resources  Common Stock  136385101    265,840     8,000    8,000                             8,000
Microsoft Corporation       Common Stock  594918104  3,560,682   154,745  154,745                           154,745
Johnson & Johnson           Common Stock  478160104  1,210,730    20,500   20,500                            20,500
Leucadia National Corp      Common Stock  527288104    955,990    49,000   49,000                            49,000
Goldcorp Inc.               Common Stock  380956409  4,060,510    92,600   92,600                            92,600
Monsanto Co. (New)          Common Stock  6116W101     346,650     7,500    7,500                             7,500
Innerworkings Inc.          Common Stock  45773Y105    357,892    52,400   52,400                            52,400
Kinross Gold CP             Common Stock  496902404  1,564,863    91,566   91,566                            91,566
ETF Proshares Short 20+     Common Stock  74347X849  1,226,935    28,660   28,660                            28,660
Enterprise Prods Partners
  LP                        Common Stock  293792107  1,777,343    50,250   50,250                            50,250
Powersecure
  International, Inc.       Common Stock  73936N105  1,908,764   209,985  209,985                           209,985
SPDR Gold Trust             Common Stock  863307104  2,132,807    17,528   17,528                            17,528
COLUMN TOTALS                                       27,660,600   965,328

Page 3 of 3   FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                 (SEC USE ONLY)

                                                                                                                  Item 8:
                                                                                  Item 6:                    Voting Authority
                                                                           Investment Discretion                 (Shares)
                                                                          ------------------------          -------------------
                                                                                    (b)
                                                                                  Shared-
                                                                 Item 5:             As            Item 7:
                                           Item 3:    Item 4:   Shares or         Defined    (c)   Managers
Item 1:                       Item 2:       CUSIP   Fair Market Principal  (a)       in    Shared-   See     (a)     (b)   (c)
Name of Issuer             Title of Class  Number      Value     Amount    Sole   Instr. V  Other  Instr. V  Sole   Shared None
--------------             -------------- --------- ----------- --------- ------- -------- ------- -------- ------- ------ ----
Petaquilla Minerals LTD     Common Stock  716013107    135,256   422,675  422,675                           422,675
Transdigm Group Inc.        Common Stock  893641100  1,194,102    23,400   23,400                            23,400
Penn West Energy Trust      Common Stock  707885109    236,228    12,420   12,420                            12,420
Lightbridge Corp.           Common Stock  53224K104    193,337    16,667   16,667                            16,667
Annaly Capital Management
  Inc                       Common Stock  035710409  1,097,600    64,000   64,000                            64,000
Sprott Physical Gold Trust  Common Stock  85207H104  2,060,370   175,500  175,500                           175,500
Central Fund of Canada
  Ltd.                      Common Stock  153501101    572,660    38,000   38,000                            38,000
Exxon Mobil Corporation     Common Stock  30231G102  2,773,602    48,600   48,600                            48,600
ProShares Ultra Short Yen   Common Stock  74347W858  1,064,460    56,500   56,500                            56,500
                            Common Stock                                        0                                 0
                            Common Stock                                        0                                 0
                            Common Stock                                        0                                 0
COLUMN TOTALS                                        9,327,615   857,762